SHARE-BASED PAYMENT - Changes in outstanding share options (Details)	6 Months Ended
	Jun. 30, 2023 Options $ / shares	Jun. 30, 2022 Options $ / shares
Number of options
Options at beginning of year | Options	5,286,884	3,854,651
Granted | Options	264,291	1,317,338
Exercised | Options	(23,126)	(113,178)
Forfeited | Options	(79,476)	(204,579)
Options outstanding at end of year | Options	5,448,573	4,854,232
Options exercisable at end of year | Options	3,112,899	2,366,149
Weighted average exercise price
Options at beginning of year | $ / shares	$ 3.21	$ 1.61
Granted | $ / shares	4.25	4.17
Exercised | $ / shares	0.81	0.98
Forfeited | $ / shares	2.64	1.78
Options outstanding at end of year | $ / shares	3.27	2.31
Options exercisable at end of year | $ / shares	$ 1.97	$ 1.14